LAND USE RIGHTS, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Land use rights		36,399	36,569
Accumulated amortization		(4,081)	(3,475)
Total	$ 5,097	32,318	33,094